Acquisition of businesses - Schedule of cash consideration paid in respect of acquisition of businesses and purchase of shares of non-controlling interests (Details) £ in Millions	6 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure of detailed information about business combination [line items]
Cash consideration paid	£ (96)
Net cash outflow on acquisition of businesses	(144)
Other consideration
Disclosure of detailed information about business combination [line items]
Cash consideration paid	(96)
Other consideration | Prior year acquisitions
Disclosure of detailed information about business combination [line items]
Cash consideration paid	(10)
Aggregated individually immaterial business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash	1
Aggregated individually immaterial business combinations [member] | Prior year acquisitions
Disclosure of detailed information about business combination [line items]
Cash consideration paid	(8)
Cash consideration paid
Disclosure of detailed information about business combination [line items]
Cash consideration paid	(3)
Capital injection	£ (28)